Eaton Vance
High Yield Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,764,500
		$ 4,764,500
Hospital — 1.2%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$ 3,620,950
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	4,990	4,915,150
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	5,571,988
		$ 14,108,088
Other — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,646,649
		$ 8,646,649
Total Corporate Bonds (identified cost $28,866,566)		$ 27,519,237

Tax-Exempt Municipal Obligations — 98.2%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$567	$ 102,093
		$ 102,093
Education — 4.2%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	$1,270	$ 1,242,314
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	925	705,719
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,523,415
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	529,320
5.375%, 6/15/48(1)	1,020	936,503
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	323,404
Security	Principal Amount (000's omitted)	Value
Education (continued)
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	$100	$ 87,489
4.00%, 5/1/51	500	407,395
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	858,198
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/49(1)	2,100	1,852,389
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	1,000	846,020
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	599,175
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	667,545
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	2,500	2,483,550
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	145	139,967
5.00%, 7/1/55	460	420,293
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	1,200	1,162,680
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(1)	1,650	1,232,781
4.00%, 7/1/56(1)	1,220	888,318
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	2,500	2,270,325
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	265	250,494
5.00%, 6/15/39(1)	185	174,805
5.00%, 6/15/49(1)	260	232,175
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	970	743,253
5.00%, 4/1/40(1)	795	778,090
5.00%, 4/1/50(1)	2,380	2,210,592
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	1,624,780
Tennessee State School Bond Authority:
5.00%, 11/1/52	380	420,637
5.00%, 11/1/52(4)	10,000	11,069,400
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(5)	860	860,000
11.00%, 7/1/31(5)	2,000	2,000,000

Eaton Vance
High Yield Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University of California, 5.00%, 5/15/38(4)	$10,000	$ 10,006,300
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/40	750	671,490
		$ 50,218,816
Electric Utilities — 2.7%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,235	$ 4,248,806
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	14,551,109
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	2,210	1,870,986
South Carolina Public Service Authority, 5.75%, 12/1/47	10,000	11,025,800
		$ 31,696,701
Escrowed/Prerefunded — 2.2%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):
Prerefunded to 7/1/24, 5.00%, 7/1/34	$750	$ 765,172
Prerefunded to 7/1/24, 5.00%, 7/1/39	1,250	1,275,287
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	1,000	1,042,190
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,000,834
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), Prerefunded to 4/1/24, 5.00%, 4/1/39	3,500	3,554,250
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	570	648,392
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	51,935
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	130	150,036
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	30	33,661
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/44	10,000	10,379,800
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), Prerefunded to 1/1/24, 7.00%, 1/1/34	3,000	3,072,180
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,481,394
		$ 26,455,131
Security	Principal Amount (000's omitted)	Value
General Obligations — 13.5%
Beaverton School District 48J, OR, 5.00%, 6/15/52(4)	$15,000	$ 16,549,650
Chicago Board of Education, IL:
5.00%, 12/1/26	1,595	1,654,669
5.00%, 12/1/41	3,550	3,573,004
5.00%, 12/1/42	6,950	6,923,868
5.00%, 12/1/46	5,500	5,454,570
5.00%, 12/1/47	9,800	9,758,350
Chicago, IL:
5.00%, 1/1/40	2,000	2,041,220
5.00%, 1/1/44	7,000	6,990,550
5.25%, 1/1/38	6,750	7,259,895
5.50%, 1/1/43	2,000	2,115,340
Detroit, MI:
5.00%, 4/1/30	1,400	1,459,710
5.00%, 4/1/31	865	901,434
5.50%, 4/1/45	1,930	1,988,228
5.50%, 4/1/50	3,620	3,704,455
Illinois:
4.00%, 11/1/40	4,000	3,849,840
5.00%, 5/1/33	9,480	10,180,003
5.00%, 5/1/35	3,500	3,538,220
5.00%, 12/1/42	8,125	8,381,831
5.25%, 7/1/30	2,800	2,809,996
5.50%, 5/1/39	1,085	1,188,422
5.50%, 3/1/47	2,000	2,189,060
5.50%, 5/1/47(6)	2,000	2,189,460
5.75%, 5/1/45	1,115	1,221,627
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/53(6)	12,000	11,813,640
Leander Independent School District, 5.00%, 8/15/47(4)	5,000	5,469,600
New York, NY, 4.00%, 4/1/50	10,000	9,750,800
Puerto Rico:
0.00%, 7/1/33	731	427,392
4.00%, 7/1/33	4,500	4,127,670
4.00%, 7/1/41	7,500	6,316,875
5.625%, 7/1/29	3,343	3,540,079
5.75%, 7/1/31	9,280	9,953,458
Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,480	1,880,140
Ysleta Independent School District, TX, (PSF Guaranteed), 4.25%, 8/15/56	1,500	1,477,185
		$ 160,680,241
Hospital — 5.7%
Berks County Industrial Development Authority, PA, (Tower Health Project), 3.75%, 11/1/42	$10	$ 4,990

Eaton Vance
High Yield Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	$550	$ 552,354
5.00%, 11/1/44	500	494,225
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,022,710
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,450,112
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,557,802
Colorado Health Facilities Authority, (CommonSpirit Health), 5.50%, 11/1/47	4,000	4,321,080
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,244,723
Decatur Hospital Authority, TX, (Wise Health System):
4.00%, 9/1/34	1,604	1,427,608
4.00%, 9/1/44	9,039	7,214,478
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,012,232
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), Prerefunded to 6/1/23, 6.00%, 6/1/39	3,805	3,812,420
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	4,267,000
Massachusetts Development Finance Agency, (Boston Medical Center), Sustainability Bonds, 4.375%, 7/1/52	2,000	1,941,480
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,066,150
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,776,054
5.00%, 2/15/48	3,000	2,637,270
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	5,198,572
5.00%, 7/1/41	1,750	1,752,013
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,507,096
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	2,858,634
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(1)(4)	7,000	7,039,480
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	$2,500	$ 2,262,500
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,506,575
		$ 67,927,558
Housing — 2.2%
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	$4,000	$ 3,298,680
CSCDA Community Improvement Authority, CA, Essential Housing Revenue:
Social Bonds, 3.00%, 12/1/56(1)	9,930	6,630,063
Social Bonds, 3.00%, 3/1/57(1)	6,100	4,066,992
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.00%, 7/1/40	1,000	920,320
Maryland Economic Development Corp., (University of Maryland), 5.75%, 7/1/53	2,000	2,136,320
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	6,951	6,616,662
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	1,907,350
		$ 25,576,387
Industrial Development Revenue — 14.2%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$8,950	$ 8,032,714
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52(1)	11,200	11,182,752
Henderson, KY, (Pratt Paper, LLC):
(AMT), 4.45%, 1/1/42(1)	2,500	2,351,600
(AMT), 4.70%, 1/1/52(1)	4,500	4,172,625
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	2,500	2,538,650
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	8,730	7,575,545
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	14,380	14,294,151
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.), (AMT), 3.50%, 12/1/51(1)	5,250	3,692,955
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	3,878,888
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,892,709

Eaton Vance
High Yield Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	$9,000	$ 7,471,080
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,375,070
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	6,335	5,348,134
(AMT), 4.875%, 11/1/42(1)	6,965	6,078,634
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	8,890	6,771,958
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	430,142
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.25%, 9/15/29	8,285	8,340,095
(AMT), 5.50%, 6/1/33	4,375	4,421,988
(AMT), 5.625%, 11/15/30	3,860	3,917,514
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	2,000	1,902,320
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,538,900
(AMT), 5.00%, 10/1/40	21,725	22,300,930
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	1,000	948,470
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,348,402
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	4,905,750
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	6,290	5,833,157
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	468,312
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,305,806
		$ 169,319,251
Insured - Escrowed/Prerefunded — 0.9%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$10,000	$ 10,520,000
		$ 10,520,000
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.4%
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	$5,000	$ 5,056,050
		$ 5,056,050
Insured - Hospital — 0.3%
California Statewide Communities Development Authority, (Enloe University Medical Center), (AGM), 5.25%, 8/15/52	$600	$ 643,836
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	4,585	3,401,887
		$ 4,045,723
Insured - Other Revenue — 0.2%
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	$3,500	$ 2,303,560
		$ 2,303,560
Insured - Special Tax Revenue — 4.7%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 7,433,945
(NPFG), 0.00%, 11/15/26	9,395	8,237,160
(NPFG), 0.00%, 11/15/28	9,605	7,822,120
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,004,983
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	342,256
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
(AGM), 0.00%, 12/15/56	10,000	1,881,900
(BAM), 4.00%, 12/15/42	4,060	3,810,513
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	17,850,805
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.375%, 11/15/52	2,000	2,245,380
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,515	2,449,585
(AGM), 3.75%, 5/1/40	2,985	2,856,018
		$ 55,934,665
Insured - Transportation — 1.3%
Chicago, IL, (O'Hare International Airport), (AGM), 5.50%, 1/1/43	$1,355	$ 1,357,629
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,354,961
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,255,718

Eaton Vance
High Yield Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Greater Asheville Regional Airport Authority, NC, (AGM), (AMT), 5.25%, 7/1/53(6)	$1,500	$ 1,605,671
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,413,610
		$ 15,987,589
Insured - Water and Sewer — 0.7%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$2,155	$ 1,754,623
(AGM), 0.00%, 10/1/28	3,965	3,024,462
(AGM), 0.00%, 10/1/29	3,035	2,163,651
(AGM), 0.00%, 10/1/30	2,580	1,714,823
		$ 8,657,559
Lease Revenue/Certificates of Participation — 2.6%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,537,200
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	9,928,191
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	960	1,009,334
5.00%, 6/15/44	8,290	8,763,110
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	3,150	3,158,915
4.00%, 6/15/50	5,000	4,726,900
5.50%, 6/15/50	1,750	1,940,925
		$ 31,064,575
Nursing Home — 0.0%(2)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$315	$ 315,491
		$ 315,491
Other Revenue — 3.3%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$26,955	$ 25,162,762
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	6,250	1,125,000
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	2,940	3,079,709
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,300,748
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,210,065
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	$2,040	$ 2,030,127
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,465	5,669,391
		$ 39,577,802
Senior Living/Life Care — 9.1%
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	$360	$ 332,640
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	7,945	7,444,862
5.00%, 11/15/38	1,000	931,380
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	626,525
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,016,130
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	425	358,194
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	221,210
5.375%, 11/15/55	300	266,307
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,806,638
5.00%, 5/15/58	2,525	1,855,496
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	745,568
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	841,030
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	1,600	1,558,592
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	883,890
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	119,111
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	415	415,137
6.375%, 1/1/33	60	60,040
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,545,617
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	342,872
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,117,680
5.00%, 5/15/43	2,750	2,125,365
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,625,919

Eaton Vance
High Yield Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (Linden Ponds, Inc.): (continued)
5.00%, 11/15/38(1)	$1,010	$ 1,035,311
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	1,100	1,103,828
5.00%, 10/1/47(1)	1,280	1,196,134
5.00%, 10/1/57(1)	2,410	2,163,337
Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	366,711
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	934,748
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(5)	10	290
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,246,232
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	7,712,943
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
5.125%, 10/1/34	2,500	2,388,525
5.40%, 10/1/44	1,770	1,559,476
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	530,384
5.625%, 7/1/46(1)	555	502,736
5.75%, 7/1/54(1)	1,745	1,570,901
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	5,937,703
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	13,588,950
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/25	1,600	1,537,264
4.375%, 1/1/39	1,250	989,200
5.00%, 1/1/49	6,000	4,702,740
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	6,000	5,797,500
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,835	1,316,484
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	747,870
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	1,445	1,557,768
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/30	1,945	1,910,379
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes): (continued)
5.00%, 4/1/38	$2,500	$ 2,295,000
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,167,300
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	681,268
6.75%, 11/15/51	3,250	2,954,022
6.875%, 11/15/55	200	183,266
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	3,350	2,044,371
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	501,745
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,314,915
5.00%, 7/1/46(1)	1,250	974,788
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(1)	7,225	5,744,597
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,119,889
5.00%, 1/1/49(1)	695	513,918
		$ 109,132,696
Special Tax Revenue — 11.5%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$6,985	$ 7,021,392
Conroe Local Government Corp., TX, (Conroe Convention Center Hotel):
3.50%, 10/1/31(1)	685	589,895
5.00%, 10/1/50(1)	1,605	1,329,758
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,022,680
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	3,725	3,746,270
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	483,514
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	900	913,815
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
5.00%, 6/15/50	8,460	8,554,498
5.00%, 6/15/57	8,755	8,813,221
5.50%, 6/15/53	2,420	2,460,487

Eaton Vance
High Yield Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	$4,460	$ 4,486,225
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	1,005	10
5.75%, 5/1/38	1,065	1,073,137
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/46(4)	10,000	11,044,000
5.50%, 11/1/45(1)(4)	10,000	11,544,700
(SPA: JPMorgan Chase Bank, N.A.), 3.75%, 2/1/45(7)	2,000	2,000,000
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/46	5,000	4,928,250
New York Thruway Authority, Personal Income Tax Revenue, Green Bonds, 5.00%, 3/15/55	10,000	10,847,400
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,836,200
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	31,380	8,574,271
0.00%, 7/1/51	20,000	4,087,800
4.329%, 7/1/40	4,240	3,952,952
5.00%, 7/1/58	24,925	24,067,580
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,187,750
South Village Community Development District, FL:
4.875%, 5/1/35	500	500,095
5.00%, 5/1/38	100	99,682
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	938	841,528
Series A2, 5.80%, 5/1/35	795	536,148
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	490	404,000
Tolomato Community Development District, FL:
3.00%, 5/1/32	1,540	1,328,881
3.25%, 5/1/40	2,865	2,201,495
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	3,137,571
		$ 137,615,205
Student Loan — 0.4%
New Jersey Higher Education Student Assistance Authority:
(AMT), 4.00%, 12/1/30	$1,795	$ 1,791,285
(AMT), 4.75%, 12/1/43	2,765	2,765,857
		$ 4,557,142
Security	Principal Amount (000's omitted)	Value
Transportation — 17.6%
Broward County, FL, Port Facilities Revenue, (AMT), 5.25%, 9/1/47	$2,000	$ 2,145,580
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	1,600	1,619,456
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	7,000	7,136,640
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), 5.00%, 7/1/51	4,000	4,070,720
Chicago, IL, (O'Hare International Airport):
(AMT), 4.375%, 1/1/40	2,500	2,500,450
(AMT), 5.00%, 1/1/53	5,915	6,049,034
(AMT), 5.50%, 1/1/55(4)	4,000	4,316,720
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,501,700
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	8,786,222
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,033,409
Hidalgo County Regional Mobility Authority, TX:
4.00%, 12/1/39	340	310,223
4.00%, 12/1/40	400	361,272
4.00%, 12/1/41	400	359,112
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	860,648
0.00%, 7/1/30	500	353,555
0.00%, 7/1/31	1,150	756,769
Prerefunded to 7/1/23, 0.00%, 7/1/28	2,690	1,965,045
Metropolitan Nashville Airport Authority, TN, (AMT), 5.50%, 7/1/52	3,500	3,793,860
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	12,092,595
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,037,250
New Jersey Turnpike Authority, 5.00%, 1/1/48(1)(4)	5,000	5,329,900
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,514,600
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	9,435	9,374,239
(AMT), 5.25%, 1/1/50	7,520	7,529,099
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 4.00%, 12/1/41	150	138,872
(AMT), 5.00%, 12/1/29	4,700	5,095,364
(AMT), 5.00%, 12/1/31	8,050	8,836,404
North Texas Tollway Authority, 4.125%, 1/1/40	5,000	5,048,300

Eaton Vance
High Yield Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	$7,510	$ 7,785,992
(AMT), 5.75%, 6/30/48	9,750	10,651,582
(AMT), 6.00%, 6/30/61	5,000	5,594,650
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)(4)	12,080	12,164,681
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/50	4,710	4,874,567
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	7,519,123
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	6,500	6,609,850
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	375	397,478
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	10,975	11,014,071
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	5,000	5,054,150
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	290,087
0.00%, 8/1/46	2,500	708,675
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(4)	7,000	7,515,130
Virginia Small Business Financing Authority, (Transform 66 P3 Project):
(AMT), 4.00%, 1/1/40	3,220	2,961,402
(AMT), 5.00%, 12/31/52	10,000	9,938,000
		$ 209,996,476
Water and Sewer — 0.5%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	$1,905	$ 1,933,708
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(4)	3,000	3,361,230
		$ 5,294,938
Total Tax-Exempt Municipal Obligations (identified cost $1,187,627,978)		$1,172,035,649

Taxable Municipal Obligations — 5.3%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$270	$ 48,605
		$ 48,605
Education — 0.3%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 806,949
4.50%, 8/1/43(1)	1,500	1,011,690
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,313,428
		$ 3,132,067
Escrowed/Prerefunded — 0.9%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$ 10,776,300
		$ 10,776,300
General Obligations — 1.1%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,356,422
Chicago, IL, 7.75%, 1/1/42	4,356	4,478,273
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	716,904
Social Bonds, 3.344%, 4/1/30	125	104,303
Social Bonds, 3.644%, 4/1/34	500	400,630
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	2,685	1,265,448
		$ 13,321,980
Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$ 12,914,730
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	4,495,800
		$ 17,410,530
Insured - General Obligations — 0.3%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$3,268	$ 3,194,664
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	274,184
		$ 3,468,848

Eaton Vance
High Yield Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.1%
Golden State Tobacco Securitization Corp., CA, 4.214%, 6/1/50	$1,300	$ 1,015,846
		$ 1,015,846
Special Tax Revenue — 0.6%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$475	$ 454,423
3.72%, 9/1/27(1)	1,115	1,002,686
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,629,050
5.25%, 3/1/31	2,910	2,793,280
		$ 6,879,439
Transportation — 0.6%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$7,375	$ 7,590,866
		$ 7,590,866
Total Taxable Municipal Obligations (identified cost $66,028,777)		$ 63,644,481
Total Investments — 105.8% (identified cost $1,282,523,321)		$1,263,199,367
Other Assets, Less Liabilities — (5.8)%		$ (69,252,377)
Net Assets — 100.0%		$1,193,946,990
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $189,473,030 or 15.9% of the Fund's net assets.
(2)	Amount is less than 0.05%.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(6)	When-issued security.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At April 30, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	13.8%
Illinois	12.6%
Texas	12.2%
Others, representing less than 10% individually	64.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.2% of total investments.

Eaton Vance
High Yield Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	6/21/23	$(20,160,547)	$ (637,244)
U.S. Long Treasury Bond	(112)	Short	6/21/23	(14,745,500)	(721,961)
					$(1,359,205)
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement
At April 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
High Yield Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 27,519,237	$ —	$ 27,519,237
Tax-Exempt Municipal Obligations	—	1,172,035,649	—	1,172,035,649
Taxable Municipal Obligations	—	63,644,481	—	63,644,481
Total Investments	$ —	$1,263,199,367	$ —	$1,263,199,367
Liability Description
Futures Contracts	$(1,359,205)	$ —	$ —	$ (1,359,205)
Total	$(1,359,205)	$ —	$ —	$ (1,359,205)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.